Lease Commitments - Additional Information (Detail)	12 Months Ended
Dec. 31, 2011 M
Operating Leased Assets [Line Items]
Non-cancelable lease terms in excess, in months	12
Maximum
Operating Leased Assets [Line Items]
Operating leases, lease terms, in years	25